Joint operations	12 Months Ended
Dec. 31, 2020
Disclosure Of Joint Operations [Abstract]
Joint operations

30. Joint operations

Cameco conducts a portion of its exploration, development, mining and milling activities through joint operations located around the world. Operations are governed by agreements that provide for joint control of the strategic operating, investing and financing activities among the partners. These agreements were considered in the determination of joint control. Cameco’s significant Canadian uranium joint operation interests are McArthur River, Key Lake and Cigar Lake. The Canadian uranium joint operations allocate uranium production to each joint operation participant and the joint operation participant derives revenue directly from the sale of such product. Mining and milling expenses incurred by joint operations are included in the cost of inventory.

Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2020	2019

Total assets
McArthur River	Canada	69.81%	$1,027,617	$1,046,556
Key Lake	Canada	83.33%	560,845	524,324
Cigar Lake	Canada	50.03%	1,327,956	1,354,399

			$2,916,418	$2,925,279

Total liabilities
McArthur River		69.81%	$34,597	$32,132
Key Lake		83.33%	278,331	227,562
Cigar Lake		50.03%	46,604	47,396

			$359,532	$307,090